Discontinued Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Assets:
Cash	$ 600		$ 600		$ 0
Accounts receivable	0		0		52,000
Inventories	0		0		3,300	$ 343,700
Property and equipment, net						1,400
Goodwill						447,900
Discontinued operations	600		600		55,300	793,000
Liabilities:
Accrued expenses and taxes	0		0		20,700	120,700
Accounts payable						20,100
Contract liabilities	7,900		7,900		16,500	69,000
Operating lease liabilities, current portion						31,100
Liabilities of discontinued operations	7,900		7,900		37,200	240,900
Revenues	0	$ 107,800	20,600	$ 387,700	387,700	785,900
Cost of goods sold	6,900	78,800	10,300	458,500	471,800	869,900
Gross profit (loss)	(6,900)	29,000	10,300	(70,800)	(84,100)	(84,000)
Selling, general and administrative expenses	700	12,600	2,900	282,200	280,400	388,500
Gain (loss) from operation	(7,600)	16,400	7,400	(353,000)	(364,500)	(472,500)
Loss on disposal	0	0	0	(405,400)	(405,400)	0
Income (loss) before income tax benefit	(7,600)	16,400	7,400	(758,400)	(769,900)	(472,500)
Income tax expense (benefit)	0	0	4,000	(179,900)	(207,400)	(222,600)
Net income (loss) from attributable to discontinued operations	$ (7,600)	$ 16,400	$ 3,400	$ (578,500)	$ (562,500)	$ (249,900)